Loans Receivable, Net - Schedule of Loans Receivable, Net (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans Receivable, Net [Abstract]
Loans receivable	[1],[2],[3]	$ 5,539,546
Less: allowance for expected credit losses		(90,849)
Loans receivable, net		$ 5,448,697

[1]	On April 14, 2025 and April 15, 2025, AsiaStrategy entered into two loan agreements with Power Partner Capital Limited, which is an independent third party of the Group for an aggregate principal amount of $1,000,000. These loans each were unsecured and had a term of one year and bore interest at an annual rate of 8%. Subsequent on April 14, 2026, the loan term was extended by six months to October 14, 2026.
[2]	On April 9, 2025, AsiaStrategy entered into a loan agreement with Leisure Stream Ltd, which is an independent third party of the Group, for a principal amount of $500,000. The loan was unsecured and had a term of one year and bore an annual interest rate of 8%. Subsequent on April 9, 2026, the loan term was extended by six months to October 8, 2026.
[3]	On December 19, 2025, AsiaStrategy entered into a loan agreement with Top Pride International Ltd. (“Top Pride”) to provide an unsecured revolving loan facility with a maximum principal amount of HK$35,000,000 ($4,496,807) to support Top Pride’s daily operations. The loans are interest-free, unsecured and have a 12-month term commencing on December 19, 2025 and maturing on December 18, 2026. As of December 31, 2025, AsiaStrategy had advanced loans to Top Pride totaling US$4,039,546. Top Pride was a related party of the Company until October 29, 2024, as it was controlled by Mr. Sit Hon, who served as the former controlling shareholder and director of Top Win Hong Kong until that date. Top Pride ceased to be a related party of the Company thereafter.